Defined Asset Funds




Select Ten Portfolio

1998


Series
  1


























[ML lOGO] Merrill Lynch








SELECTING INVESTMENTS FOR YOUR PORTFOLIO CAN BE COMPLICATED -- UNLESS YOU HAVE A STRATEGY.


The Select Ten Strategy

The Portfolio seeks total return by holding the ten highest dividend-yielding stocks of the Dow Jones Industrial Average DJIA)* for about one year (the "Strategy").

The Portfolio looks for potential values in the equity market by investing in established companies whose prices may be depressed. It consists of approximately equal values of the tens stocks in the DJIA with the highest dividend yields at the time of the offering.

Each year, we intend to reapply the screening process to select a new Portfolio. You can reinvest in the next Portfolio, if available, at a reduced sales charge, or you can redeem your investment. Although each Portfolio is a one-year investment, we recommend you stay with the Strategy for at least three to five years for more consistent results.

It's Convenient

Invest in a fixed Portfolio of widely held stocks with just one purchase and enjoy the advantages of:

o    Low cost.  The minimum investment is about $250.

o Quarterly dividends. You will receive four consolidated checks per year, not 40 for the 10 stocks.

o Reinvestment. You may choose to reinvest your dividends at a reduced sales charge to compound your income.

o No sell decisions. You are buying and holding for about a year, a Portfolio of established companies with relatively high dividend yields.


[CHART]

Select Ten Portfolio -- 1998 Series 1(1)

--------------------------------------------------------------------------
Name of Issuer                                      Ticker      Current
                                                    Symbol      Dividend
                                                                Yield(2)
--------------------------------------------------------------------------
1.  Philip Morris Companies, Inc.                    MO          3.68%
--------------------------------------------------------------------------
2.  J.P. Morgan & Company, Inc.                      JPM         3.18
--------------------------------------------------------------------------
3.  Chevron Corporation                              CHV         3.01
--------------------------------------------------------------------------
4.  General Motors Corporation                       GM          2.90
--------------------------------------------------------------------------
5.  Eastman Kodak Company                            EK          2.68
--------------------------------------------------------------------------
6.  Minnesota Mining & Manufacturing Company         MMM         2.58
--------------------------------------------------------------------------
7.  Exxon Corporation                                XON         2.57
--------------------------------------------------------------------------
8.  AT&T Corporation                                 T           2.17
--------------------------------------------------------------------------
9.  International Paper Company                      IP          2.14
--------------------------------------------------------------------------
10. Du Pont (E.I.) De Nemours & Company              DD          2.06
--------------------------------------------------------------------------

The Portfolio does not reflect the research opinions or any buy or sell recommendations of any of the Sponsors.

----------------
(1) Initial date of deposit -- March 1, 1998.
(2) Current Dividend Yield for each security was calculated by annualizing the last quarterly or semi-annual ordinary dividend received on that security and dividing the result by its market value as of the close of trading on February 27, 1998. There can be no assurance that future dividends, if any, will be maintained at the indicated rates.

Past performance of Prior Select Ten Portfolios

The chart below shows average annual total returns for the following Series, which assume annual "rollovers" into the next Portfolio. We've also included returns for the most recently completed Portfolio of each Series.

Series from Inception Through 12/31/97       Most Recently Completed Portfolio
----------------------------------------------------------------------------------------
Inception                     Return         Period                               Return
----------------------------------------------------------------------------------------
5/17/91       Series B        16.90%         5/20/96-6/27/97       Series B       27.54%
----------------------------------------------------------------------------------------
1/3/92        Series A        16.58%         1/18/96-2/28/97       Series A       31.27%
----------------------------------------------------------------------------------------
9/1/92        Series C        20.21%         9/17/96-10/24/97      Series C       28.52%
----------------------------------------------------------------------------------------
7/22/96       Series 3        27.46%         7/22/96-8/29/97       Series 3       33.68%
----------------------------------------------------------------------------------------
11/1/96       Series 5        21.11%         11/1/96-12/12/97      Series 5       25.85%
----------------------------------------------------------------------------------------

Past performance is no guarantee of future results. Average annual total returns represent price changes plus dividends reinvested, divided by the initial public offering price, and reflect maximum sales charges and expenses. Returns for Series From Inception differ from Most Recently Completed Portfolio because they reflect a reduced sales charge on rollovers and different performance periods.

----------------
(*) Dow Jones & Company, Inc., owner of the name "Dow Jones Industrial Average," is unaffiliated with, and did not participate in the creation of the Portfolio or the selection of its stocks, and has neither reviewed nor approved any information in this brochure or the prospectus relating to the Portfolio. "S&P 500" is a trademark of The McGraw-Hill Companies, Inc.

[LOGO] Select Ten Portfolio DJIA

The Dow Jones Industrial Average

The Dow Jones Industrial Average consists of 30 common stocks chosen by the editors of The Wall Street Journal as representative of the New York Stock Exchange and of American industry. These companies are highly capitalized and their stocks are widely held by both individual and institutional investors. Currently, the companies are:

Allied Signal
Aluminum Co. of America
American Express
AT&T
Boeing
Caterpillar
Chevron
Coca-Cola
Walt Disney
Du Pont
Eastman Kodak
Exxon
General Electric
General Motors
Goodyear
Hewlett-Packard
IBM
International Paper
Johnson & Johnson
McDonald's
Merck
Minnesota Mining & Manufacturing
J.P. Morgan & Co.
Philip Morris
Procter & Gamble
Sears Roebuck & Co.
Travelers Group
Union Carbide
United Technologies
Wal-Mart Stores

Hypothetical Past Performances of the Strategy (not any Portfolio)

Growth of $10,000 invested 1/1/73 through 12/31/97

[A mountain chart compares the cumulative annual performance from 1/1/73 through 12/31/97 of the Strategy(3) (blue), the Dow Jones Industrial Average
(DJIA) (pink), and the S&P 500 Index(*) (green). A blue box in the upper left quadrant indicates the components of the Strategy performance section of the chart ("net of sales charges and expenses"). The horizontal (X) axis compares the cumulative annual performance by year, from 1/1/73 through 12/31/97. The vertical (Y) axis reflects the dollar amount value for each index from 1/1/73 through 12/31/97. The initial value of each investment is $10,000. Throughout the period from 1/1/73 through 12/31/97, increases in each investment builds towards the Y axis. At the end of this period, the Y axis reflects the ending value of the Strategy ($416,360), the ending value of the DJIA ($212,619), and the ending value of the S&P
500 Index ($205,563).

Since stocks in the Portfolio were chosen solely by applying the Strategy, we analyzed the Strategy to see how it could have performed. Past performance of the Strategy is no guarantee of future results of any Portfolio. The Strategy would have underperformed the DJIA in 12 and the S&P 500 Index in 11 of the last 25 years. There can be no assurance that any Portfolio will outperform either index.


Annual Total Returns

Strategy returns are net of sales charges and expenses(3).

--------------------------------------------------------------------------------------------------
Year       Strategy      DJIA         S&P 500       Year       Strategy        DJIA       S&P 500
                                       Index                                               Index
--------------------------------------------------------------------------------------------------
1973       -3.99%        -13.12%      -14.66%       1986         32.60         26.91       18.37
--------------------------------------------------------------------------------------------------
1974       -2.28%        -23.14       -26.47        1987          5.00          6.02        5.67
--------------------------------------------------------------------------------------------------
1975       55.05          44.40        36.92        1988         22.17         15.95       16.58
--------------------------------------------------------------------------------------------------
1976       32.84          22.72        23.53        1989         25.33         31.71       31.11
--------------------------------------------------------------------------------------------------
1977       -2.80         -12.71        -7.19        1990         -9.91         -0.57       -3.20
--------------------------------------------------------------------------------------------------
1978       -1.81           2.69         6.39        1991         31.40         23.93       30.51
--------------------------------------------------------------------------------------------------
1979       10.38          10.52        18.02        1992          6.35          7.34        7.67
--------------------------------------------------------------------------------------------------
1980       24.40          21.41        31.50        1993         24.95         16.72        9.97
--------------------------------------------------------------------------------------------------
1981        5.50          -3.40        -4.83        1994          1.92          4.95        1.30
--------------------------------------------------------------------------------------------------
1982       23.49          25.79        20.26        1995         34.51         36.48       37.10
--------------------------------------------------------------------------------------------------
1983       36.49          25.68        22.27        1996         25.97         28.57       22.69
--------------------------------------------------------------------------------------------------
1984        5.37           1.06         5.95        1997         19.62         24.78       33.10
--------------------------------------------------------------------------------------------------
1985       26.66          32.78        31.43       Average       16.09%        13.01%      12.85%
--------------------------------------------------------------------------------------------------

Average Annual Total Returns

For Periods ending 12/31/97

--------------------------------------------------------------------------
            3 year    5 year    10 year    15 year    20 year    25 year
--------------------------------------------------------------------------
Strategy    26.24%    20.69%    17.31%     18.36%     16.70%     16.09%
--------------------------------------------------------------------------
DJIA        29.85%    21.81%    18.41%     18.21%     16.33%     13.01%
--------------------------------------------------------------------------
S&P 500     30.82%    20.06%    17.89%     17.37%     16.41%     12.85%
Index
--------------------------------------------------------------------------

The results shown are hypothetical past performance of the Strategy (not any Portfolio) and are no guarantee of future results. Returns represent price changes plus dividends reinvested at each year end, divided by the initial public offering price and do not reflect the deduction of any commissions or taxes. Portfolio performance will differ from the Strategy because of commissions, Portfolios are established and liquidated at different times during the year, they normally purchase and sell stocks at prices different from those used in determining Portfolio unit price, they are not fully invested at all times and stocks may not be weighted equally.

----------------
(3) Net of Portfolio sales charges (2.75% for the first year, 1.75% for each subsequent year) and estimated expenses.

Defining Your Risks

The following are important facts to keep in mind when considering this investment. Please read them carefully. Your financial professional will be happy to answer any questions you may have.

o The Portfolio is designed for investors willing and able to assume the risks associated with equity investments. It may not be appropriate for investors seeking capital preservation. Equity markets have been at historically high levels and no assurance can be given that these levels will continue.

o The value of your investment will fluctuate with the prices of the underlying stocks. There can be no assurance that dividend rates will be maintained or that stock prices will not decrease.

o These stocks may have higher yields because they or their industries are experiencing financial difficulties or are out of favor. There can be no assurance that the market factors which caused these relatively low prices and high yields will change.

Tax Reporting

The proceeds received when you sell this investment will reflect the deduction of the deferred sales charge and the charge for organizational expenses. In addition, the annual statement and the relevant tax reporting forms you receive at year end will be based on the amount paid to you, net of the deferred sales charge and the charge for organizational expenses.
Accordingly, you should not increase the tax basis in your units by these sales charges and expenses.

Generally, dividends and any gains will be subject to tax each year. Capital gains, if any, on assets held over a year will be taxed up to the maximum federal tax rate of 28%. However, on rollovers of future Portfolios, if available, investors will defer recognition of gains and losses on stocks that are contributed in kind to the new Portfolio. Investors may also be eligible for a 20% maximum federal tax rate on gains from those stocks when they are sold.

Defining Your Costs

First-time investors pay an initial sales charge of about 1% when they buy. All investors pay a deferred sales charge of $17.50 per 1,000 units, about 1.75%, deducted over the last ten months of the Portfolio.

If you sell your units before termination, the remaining balance of your deferred sales charge will be deducted, along with the estimated costs of selling Portfolio securities from the proceeds you receive. If you roll over to a successor Portfolio, if available, the initial charge will be waived. You will only pay the deferred sales charge and operating expenses.

                                     As a % of Public      Amount Per 1,000
                                     Offering Price        Units

Initial Sales Charge                 1.00%                 $10.00
Deferred Sales Charge                1.75%                 $17.50
                                   ================================
Maximum Sales Charge                 2.75%                 $27.50
Estimated Annual Operating           0.18%                 $1.88
Expenses (as a % of net assets)


Volume Purchase Discounts

For larger purchases, the overall sales charges are reduced to put more of your investment dollars to work for you.

----------------------------------------------------------------------
Amount Purchased                  Total Sales Charge as a % of Public
                                  Offering Price
----------------------------------------------------------------------
Less than $50,000                 2.75%
----------------------------------------------------------------------
$50,000 to $99,999                2.50%
----------------------------------------------------------------------
$100,000 to $249,999              2.00%
----------------------------------------------------------------------
$250,000 to $999,999              1.75%
----------------------------------------------------------------------
$1,000,000 or more                1.00%
----------------------------------------------------------------------


Don't Delay

Call your financial professional for a free prospectus containing more complete information, including all charges and expenses. Read the prospectus carefully before you invest.

Additional Select Ten Portfolios containing the then-highest dividend-yielding stocks may be offered in the future. Information contained herein is subject to amendment. A registration statement relating to the securities of the next Portfolio has been filed with the Securities and Exchange Commission. The securities of that Portfolio may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This brochure shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any state in which such an offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of such state.

[Recycling logo] Printed on Recycled Paper

                                                                  11342BR-3/98

[ML logo] 1998 Merrill Lynch, Pierce, Fenner & Smith Incorporated.
Member SIPC.


[SIDE JACKET]

Other Select Ten Portfolios

Hong Kong Portfolio
(Hang Seng Index)
Japan Portfolio
(Nikkei Index)
United Kingdom Portfolio
(Financial Times Index)



Other Select Series

Select Growth Portfolio
Select S&P Industrial Portfolio
Select S&P Intrinsic Value Portfolio
Select S&P Industry Turnaround Portfolio

Equity Investor Funds Concept Series

Premier American Portfolio
Premier World Portfolio
Real Estate Income Fund 2
Tele o Global Trust 3

Equity Investor Funds Index Series

S&P 500 Index Trust 2
S&P MidCap Index Trust

Other Defined Asset Funds

Corporate Income Funds
Government Securities Income Funds
International Bond Funds
Municipal Investment Trusts